Cover	Feb. 19, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 19, 2025
Entity Registrant Name	POWELL INDUSTRIES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-12488
Entity Tax Identification Number	88-0106100
Entity Address, Address Line One	8550 Mosley Road,
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77075
City Area Code	713
Local Phone Number	944-6900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	POWL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000080420
Current Fiscal Year End Date	--09-30